CONSOLIDATED INCOME STATEMENTS ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2025 INR (₨) ₨ / shares		Mar. 31, 2025 USD ($) $ / shares	Mar. 31, 2024 INR (₨) ₨ / shares		Mar. 31, 2023 INR (₨) ₨ / shares
Analysis of income and expense [abstract]
Revenues		₨ 325,535	[1]	$ 3,811	₨ 279,164	[1]	₨ 245,879	[1]
Cost of revenues		135,107		1,581	115,557		106,536
Gross profit		190,428		2,230	163,607		139,343
Selling, general and administrative expenses		93,870		1,099	77,201		68,026
Research and development expenses		27,380		320	22,873		19,381
Impairment of non-current assets, net		1,693		20	3		699
Other income, net		(4,358)		(51)	(4,199)		(5,907)
Total operating expenses		118,585		1,388	95,878		82,199
Results from operating activities (A)		71,843		842	67,729		57,144
Finance income		7,553		88	5,705		4,281
Finance expense		(2,829)		(33)	(1,711)		(1,428)
Finance income, net (B)		4,724		55	3,994		2,853
Share of profit of equity accounted investees, net of tax (C)		217		3	147		370
Profit before tax [(A)+(B)+(C)]		76,784		900	71,870		60,367
Tax expense, net		19,539		229	16,186		15,300
Profit for the year		57,245		671	55,684		45,067
Attributable to:
Equity holders of the parent company		56,544		663	55,684		45,067
Non-controlling interests		₨ 701		$ 8	₨ 0		₨ 0
Earnings per share attributable to equity holders of the parent company
Basic earnings per share of Rs.1/- each | (per share)	[2]	₨ 67.88		$ 0.79	₨ 66.93		₨ 54.28
Diluted earnings per share of Rs.1/- each | (per share)	[2]	₨ 67.78		$ 0.79	₨ 66.8		₨ 54.17

[1]	Revenues for the year ended March 31, 2025 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.9,389 (as compared to Rs.10,707 and Rs.7,321 for the years ended March 31, 2024 and 2023, respectively) and from the PSAI segment to the Others segment which amount to Rs.0 (as compared to Rs.72 and Rs.128 for the years ended March 31, 2024 and 2023, respectively)
[2]	Earnings per share is computed after giving effect to 1:5 forward stock split effective October 28, 2024 for all periods presented. Refer to Note 20 of these consolidated financial statements for further details regarding such stock split.